Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 4,985	$ 6,946	$ 7,124
Other Comprehensive Income (Loss)
Changes in unrealized gains and losses on investment securities available-for-sale	2,905	1,693	(656)
Unrealized gains and losses on held-to-maturity investment securities transferred to available-for-sale		141
Changes in unrealized gains and losses on derivative hedges	(194)	(229)	39
Foreign currency translation	2	26	3
Changes in unrealized gains and losses on retirement plans	(401)	(380)	(302)
Reclassification to earnings of realized gains and losses	(42)	20	93
Income taxes related to other comprehensive income (loss)	(575)	(322)	205
Total other comprehensive income (loss)	1,695	949	(618)
Comprehensive income	6,680	7,895	6,506
Comprehensive (income) loss attributable to noncontrolling interests	(26)	(32)	(28)
Comprehensive income attributable to U.S. Bancorp	$ 6,654	$ 7,863	$ 6,478